Share-based compensation (Details Narrative)		1 Months Ended		6 Months Ended
	Apr. 26, 2022 € / shares shares	May 31, 2021 shares	Apr. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option price per share | € / shares	€ 6.38				€ 1.00
Stock Repurchased During Period, Value						€ 172
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture			€ 169
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			546				€ 29,878		€ 584,132
Stock Issued During Period, Value, Stock Options Exercised			715			715
Stock Issued During Period, Shares, Issued for Services | shares		2,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		10.00%
Number of options granted and immediately vested | shares	147,783
Vested shares				$ 256,222	€ 240,043	497,104
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					€ 240,043	€ 497,104
Weighted average fair value of options granted | € / shares					€ 1.62	€ 1,088
Option term	2 years
Expiration date	Apr. 26, 2024
Share price | $ / shares				$ 5.41
Exercise price | (per share)				$ 6.81	€ 6.38
Exchange rate				1.0674	1.0674
Expected term to maturity				18 months	18 months
Risk free interest rate				2.27%	2.27%
Volatility rate, percentage				82.00%	82.00%
Weighted average of ordinary shares | shares				18,216,858	18,216,858	14,772,610
Common stock, par value | € / shares							€ 0	€ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Repurchased During Period, Value			€ 172
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year	1 year
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years	3 years